Debt - Summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 12,199	€ 9,462
Long-term debt	25,028	20,001
Borrowings	37,227	29,463	€ 27,153
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,340	10,322
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,688	9,679
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	949	2,277
Long-term debt	18,168	15,938
Borrowings	19,117	18,215
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,114	7,133
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,054	8,805
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	3,119	1,512
Long-term debt	453	1,324
Borrowings	3,572	2,836
Borrowings from banks | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	371	1,297
Borrowings from banks | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	82	27
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	5,645	3,638
Long-term debt	4,371	1,140
Borrowings	10,016	4,778
Asset-backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,681	1,014
Asset-backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	690	126
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	858	718
Long-term debt	1,698	1,440
Borrowings	2,556	2,158
Lease liabilities | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	883	728
Lease liabilities | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	815	712
Other debt
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,628	1,317
Long-term debt	338	159
Borrowings	1,966	1,476
Other debt | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	291	150
Other debt | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 47	€ 9